Cover	Feb. 06, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 7, 2023, Quantum FinTech Acquisition Corporation (the “Company”) filed a report on Form 8-K (the “Original Form 8-K”) under Items 1.01, 5.03, 5.07 and 8.01 to report that at its special meeting in lieu of annual meeting of stockholders held on February 6, 2023, its stockholders had approved an amendment to its amended and restated certificate of incorporation (the “Charter”) to extend the date by which the Company has to consummate a business combination. Pursuant to this Amendment No. 1 to the Original Form 8-K, Item 8.01 is hereby amended.
Document Period End Date	Feb. 06, 2023
Entity File Number	001-40009
Entity Registrant Name	Quantum FinTech Acquisition Corporation
Entity Central Index Key	0001830795
Entity Tax Identification Number	85-3286402
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4221 W. Boy Scout Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	257-9366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one redeemable Warrant
Trading Symbol	QFTA.U
Security Exchange Name	NYSE
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	QFTA
Security Exchange Name	NYSE
Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $11.50
Trading Symbol	QFTAW
Security Exchange Name	NONE